SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
List Of Accounting Policies [Abstract]
Disclosure of interests in subsidiaries
The subsidiaries of the Company as at December 31, 2018 and their principal activities are described below:

Name	Country of Incorporation	Proportion of Ownership Interest	Principal Activity
Kirkland Lake Gold Inc.	Canada	100%	Operating
St Andrew Goldfields Ltd.	Canada	100%	Operating
Crocodile Gold Inc.	Canada	100%	Holding Company
Newmarket Gold Victorian Holdings Pty Ltd.	Australia	100%	Holding Company
Fosterville Gold Mine Pty Ltd.	Australia	100%	Operating
Newmarket Gold NT Holdings Pty Ltd.	Australia	100%	Holding Company
NT Mining Operations Pty Ltd.	Australia	100%	Operating
Kirkland Lake Gold (Barbados) Corporation	Barbados	100%	Holding Company

Disclosure of detailed information about property, plant and equipment
The significant classes of depreciable plant and equipment and their estimated useful lives are as follows:

Category	Rates
Mill and related infrastructure	Life of mine
Vehicles and mobile equipment	3-5 years
Office equipment	5 years
Computer equipment	3 years

Year ended December 31, 2018	Depletable	Non depletable	Total mining interest	Plant and equipment	Total
Cost
At January 1, 2018	$864,385	$116,285	$980,670	$375,571	$1,356,241
Additions, including transfer from construction in progress	181,486	324	181,810	88,406	270,216
Construction in progress, net of transfers to plant and equipment additions	—	—	—	38,923	38,923
Change in environmental closure assets (estimate and discount rate)	3,755	—	3,755	—	3,755
Disposals	—	—	—	(17,873)	(17,873)
Foreign currency translation	(87,505)	(10,661)	(98,166)	(37,086)	(135,252)
Cost at December 31, 2018	$962,121	$105,948	$1,068,069	$447,941	$1,516,010
Accumulated depreciation and depletion
At January 1, 2018	$213,440	$—	$213,440	$93,492	$306,932
Depreciation	346	—	346	47,360	47,706
Depletion	90,980	—	90,980	—	90,980
Disposals	—	—	—	(13,901)	(13,901)
Foreign currency translation	(23,335)	(190)	(23,525)	(9,352)	(32,877)
Accumulated depreciation and depletion at December 31, 2018	$281,431	($190)	$281,241	$117,599	$398,840
Carrying value at December 31, 2018	$680,690	$106,138	$786,828	$330,342	$1,117,170

Year ended December 31, 2017	Depletable	Non depletable	Total mining interest	Plant and equipment	Total
Cost
At January 1, 2017	$692,430	$135,834	$828,264	$298,925	$1,127,189
Additions, including transfer from construction in progress	95,643	212	95,855	69,755	165,610
Construction in progress, net of transfers to plant and equipment additions	—	—	—	1,405	1,405
Fair value of shares issued for IBA, amortized over life of mine (note 22(a))	10,686	—	10,686	—	10,686
Change in environmental closure assets (estimate and discount rate)	8,109	30	8,139	—	8,139
Disposals	(208)	(30,199)	(30,407)	(18,196)	(48,603)
Foreign currency translation	57,725	10,408	68,133	23,682	91,815
Cost at December 31, 2017	$864,385	$116,285	$980,670	$375,571	$1,356,241
Accumulated depreciation and depletion
At January 1, 2017	$95,410	$—	$95,410	$55,735	$151,145
Depreciation	140	—	140	42,201	42,341
Depletion	108,403	—	108,403	—	108,403
Disposals	(338)	—	(338)	(9,861)	(10,199)
Foreign currency translation	9,825	—	9,825	5,417	15,242
Accumulated depreciation and depletion at December 31, 2017	$213,440	$—	$213,440	$93,492	$306,932
Carrying value at December 31, 2017	$650,945	$116,285	$767,230	$282,079	$1,049,309